DWS Small Cap Core Fund Annual Fund Operating Expenses - DWS Small Cap Core Fund	Jan. 27, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.28%	[1]
Expenses (as a percentage of Assets)	1.15%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.31%	[1]
Expenses (as a percentage of Assets)	1.94%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[1]
Expenses (as a percentage of Assets)	0.79%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%	[1]
Expenses (as a percentage of Assets)	0.86%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%	[1]
Expenses (as a percentage of Assets)	0.89%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.29%, 0.32%, 0.17%, 0.24% and 0.27% for Class A, Class C, Class R6, Institutional Class and Class S, respectively, had proxy expenses been included.